Net Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 02, 2022	Mar. 27, 2021	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019
Earnings Per Share [Abstract]
Net income attributable to common stockholders	$ 19,704	$ 14,719	$ 43,801	$ 56,837	$ 39,399
Weighted average number of shares:
Basic (in shares)	146,561,717	66,145,633	107,875,018	65,843,575	65,271,283
Adjustment for Warrants - Treasury stock method (in shares)			1,102,793	0	0
Adjustment for Restricted Stock Units (in shares)	271,172	0
Diluted (in shares)	146,832,889	66,145,633	108,977,811	65,843,575	65,271,283
Basic net income per share attributable to common stockholders (in dollars per share)	$ 0.13	$ 0.22	$ 0.41	$ 0.86	$ 0.6
Diluted net income per share attributable to common stockholders (in dollars per share)	$ 0.13	$ 0.22	$ 0.4	$ 0.86	$ 0.6